Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Compensation Expense Related to Awards Under Stock Option Plans

The Company recognized compensation expense related to awards under its stock based compensation plans as follows:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2016	2015	2016	2015
Performance Based Units	$—	$—	$9,460	$—
2014 Equity Incentive Plan	—	376	16,352	982
Payroll taxes relating to stock based compensation	—	—	723	—

	—	376	26,535	982
2015 Incentive Award Plan	75	—	225	—
Other	29	141	304	421

Total	$104	$517	$27,064	$1,403

Compensation Expense Related to Awards

The Company recognized compensation expense related to awards under the 2014 Plan as follows:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2016	2015	2016	2015
Time vesting profit interests	$—	229	$5,569	599
Time vesting restricted capital interests	—	147	3,410	383
Performance-vesting profit interests	—	—	7,373	—

Total	$—	$376	$16,352	$982

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Expected term (in years)	N/A	6.5	N/A	6.5
Expected volatility	N/A	28.01%	N/A	27.3%
Risk-free rate	N/A	2.27%	N/A	1.4%
Expected dividends	N/A	—	N/A	—

2006 Plan
Granted Options	During the year ended June 30, 2013, the Company granted options to purchase 4,450 shares as follows:

Number of Options Issued	Exercise Price Per Share
3,600	$1,850
850	$ 100

Stock Option Activity

Stock option activity under the 2006 Plan is summarized as follows:

	Shares Subject to Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance Outstanding at July 1, 2012	7,405	$258.91	4.7
Options granted pursuant to the 2006 Plan	4,450	1,523.08	9.6
Options exercised	(110)	332.56	—
Options expired/cancelled/repurchased	(1,935)	108.81	—

Balance Outstanding at June 30, 2013	9,810	866.28	6.8
Options expired/cancelled/repurchased	(9,810)	(866.28)	—

Balance Outstanding at August 15, 2013	—	$—	—

Status Of Unvested Shares

A summary of the status of the Company’s unvested shares as of August 15, 2013, and changes during the period from July 1, 2013 through August 14, 2013 and the year ended June 30, 2013 is presented below:

	Shares Subject to Option	Weighted Average Grant-Date Fair Value
Balance Unvested at July 1, 2012	1,324	$197.77
Restricted shares granted pursuant to the 2006 Plan	4,450	792.99
Restricted shares vested	(532)	196.93
Restricted shares expired/cancelled/repurchased	(40)	192.87

Balance Unvested at June 30, 2013	5,202	704.39
Restricted shares expired/cancelled/repurchased	(5,202)	(704.39)

Balance Unvested at August 15, 2013	—	$—

2013 Plan
Stock Option Activity

Stock option activity under the 2013 Plan summarized as follows:

	Shares Subject to Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance Outstanding at August 15, 2013	—	$—	—
Options granted pursuant to the 2013 Plan	1,473,500	10.00	10.0
Options expired/cancelled/repurchased	(1,473,500)	(10.00)	(10.0)

Balance Outstanding at June 30, 2014	—	$—	—

Status Of Unvested Shares

A summary of the status of the Company’s unvested shares as of June 30, 2014, and changes during the period from August 15, 2013 through June 30, 2014 is presented below:

	Shares Subject to Option	Weighted Average Grant-Date Fair Value
Balance Unvested at August 15, 2013	—	$—
Restricted shares granted pursuant to the 2013 Plan	1,473,500	3.33
Restricted shares expired/cancelled/repurchased	(1,473,500)	(3.33)

Balance Unvested at June 30, 2014	—	$—

RSU's Activity

RSU’s activity under the 2013 Plan summarized as follows:

	Shares Subject to RSU’s	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance Outstanding at August 15, 2013	—	$—	—
RSU’s granted pursuant to the 2013 Plan	528,500	10.00	10.0
RSU’s expired/cancelled/repurchased	(528,500)	(10.00)	(10.0)

Balance Outstanding at June 30, 2014	—	$—	—

2014 Plan
Compensation Expense Related to Awards

The Company recognized compensation expense related to awards under the 2014 Plan as follows:

	Successor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014
Time vesting profit interests	$3,210	$618
Time vesting restricted capital interests	1,949	445

	$5,159	$1,063

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014
Expected term (in years)	4.52	6.5
Expected volatility	42%	46.58%
Risk-free rate	1.48%	2.13%
Expected dividends	—	—
Weighted average grant date fair-value	$7.88	$4.77

Weighted average fair-value at end of period of all profits interest issued under the 2014 Plan	$13.37	$4.77

Stock Option Activity

Profits interests activity under the 2014 Plan summarized as follows:

	Incentive Units Subject to Profits Interests	Weighted Average Exercise Price (or Distribution Threshold)	Weighted Average Remaining Life (Years)
Balance Outstanding at August 15, 2013	—	$—	—
Profits interests granted pursuant to the 2014 Plan	1,473,500	10.00	10.0
Profits interests expired/cancelled/repurchased	(10,000)	—	—

Balance Outstanding at June 30, 2014	1,463,500	10.00	9.2
Profits interests granted pursuant to the 2014 Plan	151,000	20.00	10.0
Profits interests expired/cancelled/repurchased	(10,000)	—	—

Balance Outstanding June 30, 2015	1,604,500	$10.94	8.3

Balance Vested at June 30, 2015	292,700	10.00	8.2

RSU's Activity

Restricted capital interests activity under the 2014 Plan is summarized as follows:

	Shares Subject to RSU’s	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance Outstanding at August 15, 2013	—	$—	—
Restricted capital interests granted pursuant to the 2014 Plan	528,500	10.00	10.0

Balance Outstanding at June 30, 2014	528,000	10.00	9.2

Balance Outstanding at June 30, 2015	528,500	$10.00	8.3

Schedule of Share-based Payment Award, Restricted Stock Units, Valuation Assumptions

	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014
Expected term (in years)	4.52	6.5
Expected volatility	42%	46.58%
Risk-free rate	1.48%	2.13%
Expected dividends	—	—
Weighted average grant date fair-value	$—	$4.77

Weighted average fair-value at end of period of all Restricted Capital Interests issued under the 2014 Plan	$13.43	$4.77